Materials, energy and consumables used (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Materials, energy and consumables used
Cost of raw materials	R 103,599	R 71,016	R 78,030
Cost of energy and other consumables used in production process	23,392	14,354	12,079
Materials, energy and consumables used	126,991	85,370	90,109
Carbon tax expense	R 1,100	R 1,200	R 600